EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of Class A Common Shares Held by the Company for Long-term Compensation Agreements	69,921,784	65,816,784	64,197,815	61,032,215	58,434,060	63,417,346
Total Equity	$ 125,937		$ 122,642	$ 111,066
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	33,369		31,693	27,925
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity	4,145		4,145	4,145
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity	$ 88,423		$ 86,804	$ 78,996